Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

13. Commitments and Contingencies

Commitments

As of December 31, 2011, the Company has outstanding licensing agreements of Ragnarok Online with 10 companies internationally. Based on the agreements with the licensees, the Company receives certain amount (24% to 40%) of each licensee’s revenues as royalty.

The Company has contracts for the exclusive right of Ragnarok Online II game distribution and sales with GungHo Online Entertainment, Inc. (“GungHo”) in Japan, AsiaSoft Corporation Public Co., Ltd. in Thailand, Shanghai The 9 Information Technology Ltd., in China, Level up! Inc. in Philippines, AsiaSoft Online Pte. Ltd., in Singapore and Malaysia, AsiaSoft Corporation Public Co., Ltd. in Vietnam, PT. Lyto Datarindo Fortuna in Indonesia and Level up! Interactive S.A. in Brazil. The contract periods of these license agreements range from two to four years after commercialization in each geographical location.

In June 2010, the Company entered into an agreement for Requiem in Russia and 14 other countries with Ingamba LLC. In March 2010, the Company entered into an agreement for Requiem in Taiwan, Hong Kong and Macau with GameFlier International Corporation.

The Company entered into a software licensing agreement with GungHo in December 2005 for the right to publish and distribute Emil Chronicle Online (“ECO”) worldwide, except for Japan, which was renewed in 2006, 2010 and 2011. In August 2007, the Company entered into an agreement with GameCyber Technology Ltd. to distribute ECO in Taiwan and Hong Kong, which was renewed in June 2011. In February 2009, the Company entered into an agreement with PT. Wave Wahana Wisesa for distribution of ECO in Indonesia. The Company entered into a license and distribution agreement with Access Bright Limited to distribute ECO in China in June 2010.

As of December 31, 2011, the Company has outstanding licensing agreements of Dragonica with seven companies internationally. Based on the agreements with the licensees, the Company receives certain amount (21% to 40%) of each licensee’s revenues as royalty.

As of December 31, 2011, the license fee the Company has committed to pay upon the commercial launches of the licensed games was (Won)1,452 million.

In December 2007, Gravity Interactive, Inc. entered into a capital lease agreement with respect to the open beta testing server for the commercial distribution of Requiem with a total lease payment of $271 thousand over a two-year-period. In 2008, this capital lease agreement was amended, thereby decreasing the total lease payment by $140 thousand to $131 thousand. The Company also entered into additional capital lease agreements to utilize more assets including servers in 2009, which increased the total capital lease payment by $123 thousand. In 2008, the Company made principal and interest payments of $80 thousand and $26 thousand, respectively. In 2009, the Company made principal and interest payments of $153 thousand and $33 thousand, respectively. The Company also entered into additional capital lease agreements to utilize more assets including servers and equipment in 2010, which increased the total capital lease payment by $326 thousand. Therefore, the Company made principal and interest payments of $124 thousand and $28 thousand in 2010, respectively. In 2011, the Company entered into additional capital lease payment agreements which increased the total capital lease payment by $93 thousand. Therefore, the Company made principal and interest payments of $151 thousand and $52 thousand in 2011, respectively.

Future minimum lease payments for the leases as of December 31, 2011, are as follows:

	2012		2013
	Principal	Interest	Principal	Interest
	(In thousands of US dollars)
Capital lease	$172	$30	$124	$7

In addition to the capital lease above, the Company leases certain properties. The Company’s operating leases consist of various property leases expiring in 2012. Rental expenses incurred under these operating leases were approximately (Won)3,759 million, (Won)2,823 million and (Won)2,949 million for the years ended December 31, 2009, 2010 and 2011, respectively. The Company entered into a lease agreement with Korea Software Industry Promotion Agency in 2008 and recorded a guarantee deposit of (Won)1,371 million as of December 31, 2011.

Future minimum rental payments for the leases as of December 31, 2011, are as follows:

2012
(In millions of Korean Won)
Operating lease	(Won)	2,674

Litigation

In May 2006, a former investor of Ragnarok Online filed a lawsuit in Korean Court against the Company with related claim amount of (Won)1,344 million claiming that the Company failed to distribute the earnings from certain amount of net sales due to the embezzlement of royalty revenue committed by a former chairman of the Company and from license fees from overseas licensees from 2002 to 2005. In 2009, the Company won the lawsuit in Korean Court filed by the former investor of Ragnarok Online to claim additional distribution of earnings.

In October 2006, Softstar Entertainment, Inc., the Company’s former licensee in Taiwan, Hong Kong and Macau for R.O.S.E. Online, filed a lawsuit in Singapore against the Company insisting that the Company caused it to incur a loss in their business by providing them with a materially deficient program. The Company entered into a settlement agreement with Softstar Entertainment, Inc. regarding a compensation lawsuit Softstar Entertainment, Inc. filed in 2009. As a result, the Company paid $2 million to Softstar Entertainment, Inc. and recognized the loss of (Won)1,649 million, which is the difference between the settlement and the existing deferred revenue balance under prior year’s statements of operations.

In June 2009, a director and manager of Gravity Middle East & Africa FZ-LLC (“ME&A”), the subsidiary in United Arab Emirates, asserted to the Company a claim for his salary for the past twenty months, which amounts to (Won)229 million (AED 721,022). The Company did not record any accrual from the claim at this time as the Company believes that they had not entered into a valid contract with this director which required the payment of salary. While there is no significant progress on this claim in 2011, the Company is unable to predict the ultimate outcome of this claim.

In April 2009, the Company repatriated (Won)1,820 million ($1.4 million) from ME&A, which comprised most of remaining net assets of ME&A. ME&A had been in process of liquidation since September 2008. In August 2010, the director and manager of ME&A, as a representative of ME&A, filed a lawsuit against the Company and some of its directors and officers on the subject of them being accused of the repatriation of ME&A claiming an aggregate of (Won)1,628 million (AED 5 million and related interests plus litigation costs). In November 2011, the case was decided in favor of the plaintiff and the Company filed an appeal with the Seoul High Court and paid deposit in court amounting to (Won)4,140 million to proceed with the appeals against the dismissal of the case regarding the repatriation of capital funds from ME&A. No amount was accrued because the above case would not result in a loss of the Company.

In April 2010, the Company was charged by a former executive of the Company seeking payment of compensation amounting to (Won)1,201 million under a certain employment agreement. The case was dismissed and the plaintiff filed appeal against the dismissals of the lawsuits with the Seoul High Court in May 2011 and the court ruled partially in favor of the plaintiff. The plaintiff and the Company brought final appeals with the Supreme Court of Korea in December 2011 and the both appeals were finally dismissed by the Supreme Court of Korea in April 2012. In May 2010, the former executive filed another lawsuit claiming, amounting to (Won)50 million, employment termination without cause. The case was dismissed and the plaintiff filed an appeal with the Seoul High Court in April 2011. In June 2011, the former executive filed another lawsuit against the Company claiming nullity of dismissal and seeking remuneration, amounting to (Won)110 million, due regarding the remainder of his term. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss with respect to the above matters although the Company is unable to predict the ultimate outcome. The Company did not record a liability as of December 31, 2011.

In June 2010, NeoCyon proposed a lawsuit amounting to (Won)1,294 million and related interests against former CEO of NeoCyon, the defendant, of whom was accused of being given unauthorized surplus of compensations in retirement and retirement bonus funds from NeoCyon. The former CEO of NeoCyon filed suit against NeoCyon while noting that he should be paid an additional amount of (Won)81 million and related interests in retirement and retirement bonus funds. As of December 2011, the court proceedings of the two lawsuit cases are in progress and the Company is unable to predict the ultimate outcome of the above matters.

In November 2010, Gravity Interactive, Inc., THQ Inc. and others were accused of a trademark infringement by the trademark owner of Dragonica, Victor Garcia, and was filed a lawsuit at the United States District Court for the Southern District of Florida. The plaintiff filed a claim on all gains for the Company, losses for the plaintiff and other compensations occurring through the trademark infringement. In February 2011, Gravity Interactive, Inc. sent a written defense to the United States District Court for the Southern District of Florida, noting that there was no trademark infringement of “Dragonica.” In February 2012, the Company reached a settlement with Victor Garcia on condition that the trademark would not be used in commerce anywhere within the U.S.A. and the settlement was closed in March 2012.